LEASE - Total leases - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases
Short-term	$ 24,507
Long-term	40,086
Total lease liabilities	64,593
Operating lease liabilities, current	9,810	$ 12,185
Operating lease liabilities, noncurrent	25,714	23,215
Total operating lease liabilities	35,524	$ 35,400
Finance lease liabilities, current	$ 14,697
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities
Finance lease liabilities, noncurrent	$ 14,372
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities
Total Finance lease liabilities	$ 29,069